Intangible and other long-term assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Balances

The balances as of December 31, 2019 and 2018 are as follows:

	2 0 1 9				Amortization period (years)
Assets	Original Value	Accumulated amortization		Net
Republic trade mark	$101,657	$		$101,657	*
Kobe Tech contract	118,471		118,471		12
Customers list	62,056		47,379	14,678	20
Total from Republic (1)	282,184		165,849	116,335

Customers list	2,205,700		2,205,700		9
San 42 trademark (2)	329,600			329,600	*
Goodwill (2)	1,814,160			1,814,160	*
Total from Grupo San (3)	4,349,460		2,205,700	2,143,760
	4,631,644		2,371,549	2,260,095
Other assets	75,022			75,022
	$4,706,666		$2,371,549	$2,335,117

	2 0 1 8				Amortization period (years)
Assets	Original Value	Accumulated Amortization		Net
Republic trade mark	$105,879	$		$105,879	*
Kobe Tech contract	123,392		123,392		12
Customers list	64,634		43,359	21,275	20
Total from Republic (1)	293,905		166,751	127,154

Customers list	2,205,700	2,205,700		9
San 42 trademark (2)	329,600		329,600	*
Goodwill (2)	1,814,160		1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,643,365	2,372,451	2,270,914
Other assets	29,138		29,138
	$4,672,503	$2,372,451	$2,300,052

*	Intangible assets with undefined useful life.

(1)	Intangible assets from the Republic acquisition.

(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.

(3)	Intangible assets from the Grupo San acquisition.

Schedule of Reconciliation between Opening and Closing Balances

The reconciliation between the opening and closing balances of each year is presented below:

Assets	Original Value	Accumulated amortization	Net
Balance at January 1, 2018	$4,841,423	$(2,369,875)	$2,471,548
Additions	10,087	(10,087)
Disposals	(122,487)		(122,487)
Adjustment effect of the year	(56,520)	7,511	(49,009)
Balance as of December 31, 2018	$4,672,503	$(2,372,451)	$2,300,052
Additions	9,880	(9,880)
Adjustment effect of the year	24,283	10,782	35.065
Balance as of December 31, 2019	$4,706,666	$(2,371,549)	$2,335,117